Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Accounting Policies
2.	ACCOUNTING POLICIES

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). All balances and values in the current and prior periods are in millions of U.S. dollars, except share and per-share amounts. Under Article 35 of the Company’s Articles of Association, the financial year extends from January 1 to December 31, which is the period-end of each fiscal year.

2.1 – Principles of consolidation

The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation. In compliance with U.S. GAAP, the Company assesses for consolidation any entity identified as a Variable Interest Entity (“VIE”) and consolidates any VIEs, for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

2.2 – Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	determination of the best estimate of the selling price for deliverables in multiple element sale arrangements,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	provisions for litigation and claims and recognition and measurement of loss contingencies,

•	valuation at fair value of assets acquired or sold, including intangibles, goodwill, investments and tangible assets,

•

annual and trigger-based impairment review of goodwill and intangible assets, as well as an assessment, in each reporting period, of events, which could trigger interim impairment testing on long-lived assets,

•	estimated value of the consideration to be received and used as fair value for asset groups classified as assets held for sale and the assessment of probability of realizing the sale,

•	assessment of other-than-temporary impairment charges on financial assets, including equity-method investments,

•	restructuring charges and other related exit costs,

•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,

•	assumptions used in calculating pension obligations, and

•

determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets, valuation allowance and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends, market information used by market participants and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations, cash flows and financial position could be significantly affected.

2.3 – Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, labor costs are concentrated primarily in the countries of the Euro zone.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the period average exchange rate. Foreign exchange gains and losses resulting from the translation at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing exchange rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the monthly average exchange rate;

(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

2.4 – Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

2.5 – Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are recognized at their billing value, net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records an allowance accordingly. Additionally, the Company evaluates its customers’ financial condition periodically and records an allowance for any specific account it considers as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.

In the event of sales of receivables such as factoring, the Company derecognizes the receivables and accounts for them as a sale only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

2.6 – Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the excess capacity are not included in the valuation of inventories but charged directly to cost of sales. Market value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses and cost of completion.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production date and technical obsolescence. Indeed, the Company evaluates its product inventory to identify obsolete or slow-selling stock and records a specific reserve if the Company estimates the inventory will eventually become obsolete. Reserve for obsolescence is estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

2.7 – Current and deferred income tax

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the tax benefit expected to be received related to the current year taxable profit and loss in each individual tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized in earnings in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, is presented as a reduction of a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, in application of the new guidance relating to the presentation in the financial statements of unrecognized tax benefits when these types of tax credits or carryforward exist, as described in Note 2.24. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that the earnings will be remitted to the parent. This presumption is overcome only if the Company can demonstrate that the earnings will be permanently reinvested. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded in equity on the line “Capital surplus” on the consolidated statements of equity. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements. The Company writes off the deferred tax asset at the level of the actual tax deduction by charging first capital surplus to the extent of the pool of windfall benefits available from prior years, and then earnings. When the settlement of an award results in a net operating loss (“NOL”) carryforward, or increase of existing NOLs, the excess tax benefit and the corresponding credit to capital surplus is not recorded until the deduction reduces income tax payable.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists of determining whether a benefit may be recognized; the assessment is based on a more-likely-than-not recognition threshold. If the sustainability is lower than 50%, a full provision should be accounted for. In case of a sustainability threshold in step one higher than 50%, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50% likely of being realized upon settlement with the taxing authority. As described in Note 2.24, the unrecognized tax benefit is recorded as a reduction of a deferred tax asset to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of the tax position. The Company accrues for interest and penalties on uncertain tax liabilities reported on the consolidated balance sheets. Interests and penalties are classified as components of income tax expense in its consolidated statements of income.

2.8 – Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The assets are classified as assets held for sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Assets classified as held for sale are reported as current assets at the lower of their carrying amount and fair value less costs to sell. Costs to sell include incremental direct costs to transact the sale that would not have been incurred except for the decision to sell. Depreciation is not charged on long-lived assets classified as held for sale. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. If the long-lived assets no longer meet the held-for-sale model, they are reported as assets held and used and thus reclassified from current assets to the line “Property, plant and equipment, net” in the consolidated balance sheets. The assets are measured at the lower of their fair value at the date of the subsequent decision not to sell and their carrying amount prior to their classification as assets held for sale, adjusted for any depreciation that would have been recognized if the long-lived assets had not been classified as assets held for sale.

2.9 – Business combinations and goodwill

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

The purchase accounting method is applied to all business combinations. The identifiable assets acquired, equity instruments issued, and liabilities assumed are measured at fair value on the acquisition date. Any contingent purchase price and acquired contingencies are recorded at fair value on the acquisition date. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level, after performing a “qualitative” assessment to determine whether impairment testing is necessary, in cases where the Company has elected to apply such option. The impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess. In determining the fair value of a reporting unit, the Company uses a market approach with financial metrics of comparable public companies and estimates the expected discounted future cash flows associated with the reporting unit. Significant management judgments and estimates are used in forecasting the future discounted cash flows, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

2.10 – Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and intangible assets acquired in business combinations recorded at fair value, which include trademarks, technologies and licenses, contractual customer relationships and computer software. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of the intangible assets over the estimated useful lives.

Trademarks, technologies and licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life which ranges from 3 to 7 years and are carried at cost less accumulated amortization and impairment losses, if any.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed in the consolidated statements of income as incurred. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining period of amortization.

2.11 – Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of capital investment funding, accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, minor replacements and repairs are charged to current operations.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held and used might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates or in the market to which the asset is dedicated, or available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each balance sheet date or when impairment indicators exist.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of the estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed to future lease payments is included in long-term debt, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

2.12 – Investments

The Company assesses each investment to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary, as described in Note 2.9.

Investments in public companies that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as trading or available-for-sale equity securities, as described in Note 2.22. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value. The fair value of a cost-method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. Equity-method investments also include entities which the Company determines to be VIEs, as described in Note 2.9, if the Company has the ability to exercise significant influence over the entity’s operations even if the Company owns less than 20% and is not the primary beneficiary. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Income (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue financial statements within the closing timeframe requirements of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

2.13 – Provisions

In determining loss contingencies, the Company considers the likelihood of a loss of an asset or the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued by a charge to income when information available indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and when the amount of the loss can be reasonably estimated.

2.14 – Long-term debt

Bank loans and non-convertible senior bonds, are recognized at historical cost, net of transaction costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income over the period of the borrowings using the effective interest rate method.

As described in Note 2.11, lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment, net” and recognizes a financial liability corresponding to the contractual obligation to proceed to future lease payments, which is included in long-term debt. Each lease payment is allocated between the debt repayment and interest expense.

Short-term debt is classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least twelve months after the balance sheet date.

2.15 – Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to income over the employees’ expected average remaining working lives. Past service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past service costs are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-employment obligations

The Company provides post-employment benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of involuntarily termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when it is contractually obliged or where there is a past practice that has created a present obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants unvested stock awards to senior executives and selected employees for free. Until 2012, the members and professionals of the Supervisory Board received share options with an exercise price equal to the par value of the shares (Euro 1.04). The awards granted to employees vest upon completion of an average three-year service period. For certain employees, awards contingently vest upon achieving three performance conditions. The awards granted to the Supervisory Board vested unconditionally along the same vesting period as employees but were not forfeited even if the service period was not completed. The Company measures the cost of the awards based on the grant-date fair value of the shares. That cost is recognized over the period during which an employee is required to provide service in exchange for the award or the requisite service period, usually the vesting period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings against equity, under “Capital surplus” in the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are recognized at vesting, which is the event triggering the payment of the social contributions in most of the Company’s local tax jurisdictions. Employee-related social charges are measured based on the intrinsic value of the share at vesting date.

2.16 – Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received net of directly attributable incremental transaction costs and the related income tax effect is included in equity.

2.17 – Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Other comprehensive income (loss)” and “Accumulated other comprehensive income” primarily consists of temporary unrealized gains (losses) on securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, as well as foreign currency translation adjustments, net of tax.

2.18 – Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. This usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The ultimate decision to authorize a distributor refund remains fully within the control of the Company. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant change in the current market price. The short outstanding inventory time period, visibility into the standard inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of revenue at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products do not conform, the Company will repair or replace the non-conforming products, or issue a credit note or rebate of the purchase price. Quality returns are not related to any technological obsolescence issues and are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company provides for such returns when they are considered probable and can be reasonably estimated. The Company records the accrued amounts as a reduction of revenue.

The Company’s insurance policy relating to product liability only covers physical and other direct damages caused by defective products. The Company carries limited insurance against immaterial non consequential damages. The Company records a provision for warranty costs as a charge against cost of sales, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period of time following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions typically limit its liability to the sales value of the products which gave rise to the claims.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or non-standard terms and conditions, which require revenue recognition judgments. Where multiple elements exist in an arrangement, the arrangement is allocated to the different elements based on vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

Revenues under multiple deliverable arrangements

The Company, from time to time, enters into agreements with multiple deliverables. The Company entered into certain agreements related to the licensing of manufacturing processes which include the delivery of a) licenses and process documentation and b) various training and implementation support. In the current agreements, the delivery of each instance of process documentation, as well as the training and support, are considered to be separate units of accounting. The timing of services in these arrangements varies depending on the contractual terms, but revenue is recognized either prorata for short duration service periods, or as the specific services are rendered for longer duration service periods, as appropriate.

As these manufacturing processes are not normally sold by the Company or other similar manufacturers, the valuation is based on best estimates of selling prices for such deliverables. These best estimates are determined by the groups responsible for the negotiation of the agreements and are primarily based on either: a) the total amount of the agreement, assuming that subsequent services are insignificant to the sale of the license and process documentation, b) cash payments to be paid by the customer in advance of delivery prior to incurring related services or training and/or c) information derived from the negotiation process between the Company and the customer. Training and support are valued based on past history of similar services or the group’s determined value based on a cost plus analysis.

The actual and past revenues for multiple deliverable arrangements are:

In millions of U.S. dollars	2013	2012	2011
Licenses and process documentation	—	9	56
Training and support services	2	9	14

Total Revenues under Multiple Deliverable Arrangements	2	18	70

Due to the long nature of some of the payments in these agreements, some revenue is deferred until collectability is reasonably assured.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian & other European Union (“EU”) governmental entities. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, following the enactment of the French Finance Act for 2008, which included several changes to the research tax credit regime (“Crédit Impôt Recherche”), French research tax credits are deemed to be grants in substance. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of research and development expenses. The research tax credits are to be paid in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which could be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the balance sheets at their discounted net present value. The subsequent accretion of the discounting effect is recorded as non-operating income in “Interest income (expense), net”.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as debt in its consolidated balance sheets.

2.19 – Advertising costs

Advertising costs are expensed as incurred and are recorded as selling, general and administrative expenses. Advertising expenses for 2013, 2012 and 2011 were $11 million, $12 million and $12 million, respectively.

2.20 – Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as selling expenses and process engineering, pre-production or process transfer costs which are recorded as cost of sales. Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is reported as research and development expenses. Research and development expenses are reported net of research tax credits received in the French jurisdiction, as described in Note 2.18.

2.21 – Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six-months after the fabrication line’s quality qualification. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial. Start-up costs and phase-out costs are included in “Other income and expenses, net” in the consolidated statements of income.

2.22 – Financial assets

The Company did not hold at December 31, 2013 and 2012 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. Unlisted equity securities with no readily determinable fair value are carried at cost, as described in Note 2.12. They are neither classified as held-for-trading nor as available-for-sale.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and as trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. These assumptions and estimates include the use of recent arm’s length transactions; for debt securities without available observable market prices, the Company establishes fair value by reference to publicly available indices of securities with the same rating and comparable or similar underlying collaterals or industries’ exposure, which the Company believes approximates the amount that would be received from the sale of the asset in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

Trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.23. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors of declines in fair value. Only the estimated credit loss amount is recognized currently in earnings on the line “Other-than-temporary impairment charge and realized gains (losses) on financial assets”, with the remainder of the loss amount recognized in accumulated other comprehensive income (loss). Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

2.23 – Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as trading financial assets, as described in Note 2.22.

Derivative financial instruments classified as trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

Cash Flow Hedge

To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at reporting date a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods through the use of currency forward contracts and currency options, including collars. The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions. As part of its ongoing operating, investing and financing activities, the Company may from time to time enter into certain derivative transactions that are designated and qualify as a cash flow hedge.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and, in most cases, a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the change in fair value from the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transactions. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance continue to be reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.22.

In order to optimize its hedging strategy, the Company can be required to cease the designation of certain cash flow hedge transactions and enter into a new designated cash flow hedge transaction with the same hedged forecasted transaction but with a new hedging instrument. De-designation and re-designation are formally authorized and limited to the de-designation of purchased currency options with re-designation of the cash flow hedge through subsequent forward contracts when the Euro/U.S. dollar exchange rate is decreasing, the intrinsic value of the option is nil, the hedged transaction is still probable of occurrence and meets at re-designation date all criteria for hedge accounting. At de-designation date, the net derivative gain or loss related to the de-designated cash flow hedge continues to be reported in other comprehensive income. From de-designation date, the change in fair value of the de-designated hedging item is recognized each period in the consolidated statements of income on the line “Other income and expenses, net”, as described in Note 2.22. The net derivative gain or loss related to the de-designated cash flow hedge deferred in other comprehensive income is reclassified to earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction.

2.24 – Recent accounting pronouncements

(a)	Accounting pronouncements effective in 2013

In December 2011, the FASB issued new guidance on disclosures about offsetting assets and liabilities. Entities with balances presented on a net basis in the financial statements shall disclose both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In February 2013, the FASB issued a guidance clarifying the scope of disclosures about offsetting assets and liabilities by limiting such scope to derivatives, repurchase agreements and securities lending transactions to the extent that they are offset in the financial statements or subject to an enforceable master netting agreement. The Company adopted the new guidance in 2013 and disclosures are included in Note 23.

In February 2013, the FASB issued new guidance on reporting amounts reclassified out of accumulated other comprehensive income. The new guidance requires that the effect of significant amounts reclassified from each component of accumulated other comprehensive income be presented either in a single note or parenthetically on the face of the financial statements, based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. The Company adopted the new guidance in 2013 and reported amounts reclassified out of accumulated other comprehensive income in Note 15.

In July 2013, the FASB issued guidance on how to present an unrecognized tax benefit (“UTB”) when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under the new guidance, UTBs will be netted against all available same-jurisdiction losses or other tax carryforwards that would be utilized. The new guidance must be adopted prospectively, but optional retrospective adoption for all periods presented is allowed. The guidance is effective for annual and interim reporting periods beginning after December 15, 2013, with early adoption permitted. The Company early adopted the guidance as at December 31, 2013, on a prospective basis. The impact of the new guidance upon adoption was the presentation of $229 million unrecognized tax benefits against existing net operating loss carryforward available in four tax jurisdictions, reported on the line “Non-current deferred tax assets” of the consolidated balance sheet as at December 31, 2013.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In March 2013, the FASB issued new guidance on obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. An entity should recognize the respective portion of the obligation it agrees to pay among its co-obligors and assess any additional amounts it expects to pay related to amounts borrowed by its co-obligors applying the measurement principles of the contingencies model under ASC 450. Enhanced disclosures similar to those required for financial guarantees will be required for those obligations. The guidance is effective for interim and annual periods beginning after December 15, 2013, with early adoption permitted. The Company will adopt the new guidance when effective and does not expect any significant impact of this adoption.

In March 2013, the FASB issued clarified guidance on whether, when and how to release cumulative translation adjustment (“CTA”) into earnings in various deconsolidation and consolidation transactions. Complete or substantially complete liquidation of a foreign entity is required to release CTA for transactions occurring within a foreign entity. Transactions impacting investments in the foreign entity may result in a full or partial release of CTA even though complete or substantially complete liquidation of the foreign entity has not occurred. For transactions involving step acquisitions, the CTA associated with the previous equity-method investment will be fully released when control is obtained and consolidation occurs. The guidance is effective for fiscal years beginning after December 15, 2013, with early adoption permitted. The Company will adopt the guidance when effective.